CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands	Ordinary shares CNY (¥) shares	Ordinary shares USD ($) shares	Additional paid-in capital CNY (¥)	Statutory reserve CNY (¥)	Deficit Cumulative adjustment CNY (¥)	Deficit CNY (¥)	Accumulated other comprehensive income (loss) CNY (¥)	Total 9F Inc. shareholders' equity Cumulative adjustment CNY (¥)	Total 9F Inc. shareholders' equity CNY (¥)	Non-controlling interest CNY (¥)	Cumulative adjustment CNY (¥)	CNY (¥) shares	USD ($) shares
Beginning balance at Dec. 31, 2019	¥ 2		¥ 5,241,296	¥ 459,029		¥ 488,236	¥ 92,220		¥ 6,280,783	¥ 47,045		¥ 6,327,828
Beginning balance (in shares) at Dec. 31, 2019 | shares	195,191,000	195,191,000
Exercise of share options (in shares) | shares	8,319,681	8,319,681
Share-based compensation			290,630						290,630			290,630
Net loss						(2,258,895)			(2,258,895)	7,693		(2,251,202)
Provision of statutory reserve				7,323		(7,323)
Other comprehensive loss							(99,173)		(99,173)			(99,173)
Ending balance (ASU 2016-13) at Dec. 31, 2020					¥ (44,767)			¥ (44,767)			¥ (44,767)
Ending balance at Dec. 31, 2020	¥ 2		5,531,926	466,352		(1,822,749)	(6,953)		4,168,578	54,738		4,223,316
Ending balance (in shares) at Dec. 31, 2020 | shares	203,510,681	203,510,681
Issuance of common stocks in connection with private placements			199,197						199,197			199,197
Issuance of common stocks in connection with private placements (in shares) | shares	20,927,739	20,927,739
Purchase of non-controlling interests			(3,285)						(3,285)	(2,463)		(5,748)
Exercise of share options		$ 6,885,255	433						433			¥ 433
Exercise of share options (in shares) | shares												6,885,255	6,885,255
Share-based compensation			52,338						52,338			¥ 52,338
Net loss						(234,908)			(234,908)	1,238		(233,670)	$ (36,666,000)
Provision of statutory reserve				116		(116)
Other comprehensive loss							(47,355)		(47,355)			(48,154)
Ending balance at Dec. 31, 2021	¥ 2		¥ 5,780,609	¥ 466,468		¥ (2,057,773)	¥ (55,107)		¥ 4,134,199	¥ 55,746		¥ 4,189,945	$ 657,495,000
Ending balance (in shares) at Dec. 31, 2021 | shares	231,323,675	231,323,675